MAINSTAY FUNDS TRUST

51 MADISON AVENUE

NEW YORK, NY 10010

December 17, 2012

VIA EDGAR

Ms. Mary Cole

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	MainStay Funds (the "Registrant")

Registration Numbers: 033-2610 and 811-04550

Dear Ms. Cole:

Electronically transmitted for filing pursuant to Rule 485(a) is a Prospectus and Statement of Additional Information for MainStay Flexible Bond Opportunities Fund, a series of MainStay Funds Trust, filed on Post-Effective Amendment No. 115 to Registrant’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 118 under the Investment Company Act of 1940, as amended.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 973.394.4436.

Very truly yours,

/s/ Kevin M. Bopp

Kevin M. Bopp

Assistant Secretary